UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Straus Capital Management, L.L.C.

Address:  767 Third Avenue, 21st Floor
          New York, New York 10017



13F File Number: 028-04115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Melville Straus
Title:  Managing Member
Phone:  212-676-5640



Signature, Place and Date of Signing:


/s/ Melville Straus              New York, New York            May 6, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total:  $10,329
                                       (thousands)



List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                   STRAUS CAPITAL MANAGEMENT, LLC
                                                           March 31, 2013

COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------   ---------  --------  -------------------  ----------  --------  ---------------------
                                                                    SHS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     VALUE    PRN AMT   PRN  CALL  DISCRETION    MGRS     SOLE    SHARED  NONE
--------------                --------------   ---------  --------  -------   ---  ----  ----------  --------  -------  ------  ----
CHINA CERAMICS CO LTD         SHS              G2113X100      795   370,000   SH            SOLE               370,000     0      0
CHINA INFORMATION TECHNOLOGY  COM              G21174100      793   625,000   SH            SOLE               625,000     0      0
CHINA MARINE FOOD GROUP LTD   COM              16943R106      399   500,000   SH            SOLE               500,000     0      0
CHINA PHARMA HLDGS INC        COM              16941T104      247   850,000   SH            SOLE               850,000     0      0
CHINA SHENGDA PACKAGING GROU  COM              16950V107      519   451,556   SH            SOLE               451,556     0      0
CHINA XD PLASTICS CO LTD      COM              16948F107    1,600   400,000   SH            SOLE               400,000     0      0
INTELLIPHARMACEUTICS INTL IN  COM              458173101       99    55,000   SH            SOLE                55,000     0      0
LIHUA INTL INC                COM              532352101    1,408   275,000   SH            SOLE               275,000     0      0
NEW ORIENTAL ED & TECH GRP I  SPON ADR         647581107       43     2,400   SH            SOLE                 2,400     0      0
NQ MOBILE INC                 ADR REPSTG CL A  64118U108      180    20,000   SH            SOLE                20,000     0      0
QKL STORES INC                COM PAR $0.001   74732Y303      286    42,804   SH            SOLE                42,804     0      0
SWISHER HYGIENE INC           COM              870808102       67    53,333   SH            SOLE                53,333     0      0
YONGYE INTL INC               COM              98607B999    3,121   734,600   SH            SOLE               734,600     0      0
ZHONGPIN INC                  COM              98952K107      773    60,000   SH            SOLE                60,000     0      0









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